Subsequent Events	12 Months Ended
Apr. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
23.
SUBSEQUENT EVENTS

On July 16, 2024 A II PN, Ltd., an investment fund managed by Yorkville Advisors Global, LP (“Yorkville”), under which the Company agreed to sell and issue to Yorkville U.S.$3.0 million aggregate principal amount of convertible debentures (the “Convertible Debentures”) in two tranches and at a purchase price of 95% of the aggregate principal amount.

The Convertible Debentures are convertible into common shares of the Company (the “Common Shares”). The sale and issue of the first tranche consists of U.S.$2.0 million principal amount of Convertible Debentures and was completed on July 16, 2024 (the “First Closing”). The sale and issue of the second tranche consists of U.S.$1.0 million principal amount of Convertible Debentures and is expected to close on or about the date the initial Registration Statement (as defined in the Registration Rights Agreement (as defined below)) has first been declared effective by the United States Securities and Exchange Commission (the “SEC”).

Each Convertible Debenture will be an unsecured obligation of the Company and will be wholly and unconditionally guaranteed by certain of the Company’s subsidiaries. The Convertible Debentures will incur interest at a rate of 8.0% per annum. The outstanding principal amount of and accrued and unpaid interest, if any, on, the Convertible Debentures must be paid by the Company in cash when the same becomes due and payable under the terms of the Convertible Debentures at their stated maturity, upon their redemption or otherwise. The Convertible Debentures are redeemable at any time provided that the volume-weighted average price (“VWAP”) for the Common Shares is less than U.S.$1.16, at a redemption price equal to the principal amount, plus accrued and unpaid interest on the principal amount to be redeemed, plus a 10% premium. If at any time on and after November 1, 2024, the daily VWAP for the Common Shares is less than U.S.$0.20 for five Trading Days during a period of seven consecutive Trading Days or a default with respect to the Registration Statement has occurred, the Company shall be required to make monthly installments payments on the Convertible Debentures in an amount equal to U.S.$300,000 principal amount, plus accrued and unpaid interest on the outstanding principal amount, plus a 10% premium.

Subject to certain limitations contained within the Securities Purchase Agreement and the Convertible Debentures, holders of the Convertible Debentures will be entitled to convert the principal amount of, and accrued and unpaid interest, if any, on each Convertible Debenture, in whole or in part, from time to time, into a number of Common Shares at a Conversion Price equal to the lower of (i) U.S.$1.16 per Common Share, or (ii) 95% of the lowest daily VWAP for the Common Shares during the 10 consecutive trading days immediately preceding the conversion date or other date of determination (the “Market Price”), but which Market Price shall not be lower than U.S.$0.20. The Conversion Price is subject to anti-dilution adjustments pursuant to the terms and conditions of the Securities Purchase Agreement and the Convertible Debentures. During any consecutive 30-day period, the holders of the Convertible Debentures may not, without the prior written consent of the Company, convert more than U.S.$300,000 in principal amount of Convertible Notes during any 30-day period if the Conversion Price is less than U.S.$1.16, provided, however, that the foregoing limitation shall not apply during the occurrence and during the continuance of an event of default under the Convertible Debentures.

In connection with the offering, the Company and Yorkville entered into a customary Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which the Company has agreed to provide certain registration rights to Yorkville under the U.S. Securities Act of 1933, as amended.

The Company intends to use the net proceeds from the proposed offering for research and development; capital expenditures; working capital; and general corporate purposes.

During the year ended April 30, 2024, the Company established an at-the-market equity offering facility ("ATM Facility") with Clear Street LLC, replacing its previous ATM Facility with Jefferies LLC, which was terminated on February 1, 2024. From May 1, 2024 through July 26, 2024, 357,760 common shares were sold under the ATM with proceeds net of commissions of $0.5 million.